Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 52,343,870.00
Previously Paid Amount	0.00
Total Fee Amount	8,013.85
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 8,013.85
Narrative - Max Aggregate Offering Price	$ 52,343,870.00
Final Prospectus	true